Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2019
Entity Registrant Name	Goehring & Rozencwajg Investment Funds
Entity Central Index Key	0001680255
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 27, 2019
Document Effective Date	Sep. 27, 2019
Prospectus Date	Sep. 27, 2019